Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment - Collaborative Arrangements (Detail)
patient in Thousands, $ in Millions
		1 Months Ended				3 Months Ended	12 Months Ended
		Jul. 31, 2015 study patient	Mar. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)	Nov. 30, 2014 USD ($) clinical_program	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues from collaborative arrangements	[1]						$ 48,851	$ 49,605	$ 51,584
Cost of sales	[1],[2]						(9,648)	(9,577)	(9,586)
Selling, informational and administrative expenses	[1],[2]						(14,809)	(14,097)	(14,355)
Research and development expenses	[1],[2]						(7,690)	(8,393)	(6,678)
Other income/(deductions)—net	[1]						(2,860)	(1,009)	532
Collaborative Arrangement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues from collaborative arrangements							1,956	1,743	3,781
Cost of sales	[3]						(282)	(280)	(333)
Selling, informational and administrative expenses	[4]						(287)	(268)	(279)
Research and development expenses	[5]						(330)	(1,210)	(73)
Other income/(deductions)—net	[6]						482	518	103
Collaborative arrangement sales based milestones payments							20	80	175
Upfront payments and milestone payments							310	1,200	67
Collaborative Arrangement [Member] | Eli Lilly & Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Number of studies | study		6
Number of patients | patient		7
Collaborative Arrangement [Member] | OPKO Health, Inc. [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments				$ 295
Potential milestone payments				$ 275
Collaborative Arrangement [Member] | Merck KGaA [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Potential milestone payments					$ 2,000
Number of collaborative clinical programs | clinical_program					28
Number of clinical trials | clinical_program					7
Collaborative Arrangement [Member] | Merck KGaA [Member] | Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments								1,200
Collaborative Arrangement [Member] | Deferred Revenue [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments							200		128
Collaborative Arrangement [Member] | Deferred Revenue [Member] | Eli Lilly & Company [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceeds received from upfront payments and milestone payments			$ 200
Collaborative Arrangement, Product [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues—Revenues	[7]						644	786	1,153
Collaborative Arrangement, Upfront Cash Payment [Member] | Merck KGaA [Member] | Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments						$ 850
Collaborative Arrangement, Co-promotion [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Revenues—Alliance revenues	[8]						$ 1,312	957	$ 2,628
Collaborative Arrangement, Co-promotion [Member] | Merck KGaA [Member] | Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Upfront payments and milestone payments								$ 309

[1]	Amounts may not add due to rounding.
[2]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.
[3]	Primarily relates to royalties earned by our partners and cost of sales associated with inventory purchased from our partners.
[4]	Represents net reimbursements to our partners for selling, informational and administrative expenses incurred.
[5]	Primarily relates to upfront payments and pre-approval milestone payments earned by our partners as well as net reimbursements. The upfront and milestone payments were as follows: $310 million in 2015 (primarily related to our collaboration with OPKO Health, Inc. (OPKO), see below), $1.2 billion in 2014 (related to our collaboration with Merck KGaA, see below), and $67 million in 2013.
[6]	In 2015, 2014 and 2013, includes royalties earned on sales of Enbrel in the U.S. and Canada after October 31, 2013. On that date, the co-promotion term of the collaboration agreement for Enbrel in the U.S. and Canada expired, and we became entitled to royalties for a 36-month period thereafter.
[7]	Represents sales to our partners of products manufactured by us.
[8]	Substantially all relates to amounts earned from our partners under co-promotion agreements. The increase in 2015 reflects an increase in alliance revenues from Eliquis, partially offset by Spiriva (as a result of the expiration of the co-promotion collaboration in the U.S. and certain European countries during 2014). The decline in 2014 reflects declines in alliance revenues from Enbrel (as a result of the expiration of the co-promotion term of the collaboration agreement on October 31, 2013 in the U.S. and Canada) and Spiriva (as a result of the expiration of the co-promotion collaboration in the U.S. and certain European countries during 2014, combined with the expiration of the collaboration in Australia, Canada and certain other European countries during 2013).